TAXES ON INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Israel	$ (59,200)	$ (102,013)	$ (68,924)
Foreign	7,514	2,506	8,875
Loss before income taxes	$ (51,686)	$ (104,519)	$ (77,799)